Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,286)
Recognized actuarial loss	1,621
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	10
Recognized actuarial loss	¥ 588